Debt - Schedule of Senior Unsecured Notes and Term Loans Payable (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025 AGREEMENT Agreement
Unsecured Five Year Term Loan
Debt Instrument [Line Items]
Credit spread (as a percent)	0.95%
Unsecured Eleven Year Term Loan
Debt Instrument [Line Items]
Number of agreements | Agreement	10
Unsecured Three Year Term Loan
Debt Instrument [Line Items]
Credit spread (as a percent)	0.95%
Number of agreements | AGREEMENT	6